Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 22,746,344	$ 7,761,865
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,388,521	1,891,392
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,749,730	2,600,664
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	5,448,381	2,833,195
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	597,130	118,212
Aval Ganadero S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	521,132	0
Riesgo de Campo Aval S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 108,569	$ 0